NOTE 14 - Convertible Loan: Schedule of Movement in Convertible Loan (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Convertible Loan A
Net debt	$ 4,503
Change in Debt due to Loss recognized in Profit or loss	55
Change in Debt due to Conversion of convertible loans	(3,344)
Change in Debt due to Repayment of principal and accrued interest	(693)
Change in Debt due to Reclassification into Loans	(521)
Net debt	0
Convertible Loan C
Net debt	4,303
Net debt	0
Change in Debt due to Loss recognized in Profit or loss	900
Change in Debt due to Conversion of convertible loans	$ (5,203)